Long-term Debt - Schedule of Aggregate Future Payments Under the Runway Loan and Security Agreement (Including Interest Payments) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long term debt maturity, year one	$ 7,000
Long term debt maturity, year two		$ 10,000
Long term debt maturity, after year one	0
Long term debt maturity, after year two		0
Total	7,000	10,000
Less: unamortized debt discount and issuance costs	(195)	(418)
Accrued interest	325	147
Promissory notes, outstanding balance	7,130	9,729
Classified as current	$ (7,130)
Long-term debt		$ 9,729